Income taxes	6 Months Ended
Jun. 30, 2023
Income taxes
Income taxes

Note 9    Income taxes

(in millions of euros)	June 30, 2023	June 30, 2022
Total Income tax	(461)	(580)
Current tax	(436)	(555)
Deferred tax	(25)	(25)

The decrease of the tax expense at June 30, 2023 is notably explained by the evolution of the accounting results of entities in the French tax group.

Deferred tax assets recoverability

At each period end, the Group reviews the recoverable amount of the deferred tax assets. The recoverability of the deferred tax assets is assessed in the light of the latest business plans used for impairment testing that may be restated to take into account specific tax issues.

Over the presented periods, the analysis conducted on the basis of the business plans did not lead to the recognition of any material effect in the accounts.

Developments in tax disputes and audits

Tax disputes and audits within the Group have not been subject to any significant developments over the period.

International tax reform

The Group is closely monitoring developments related to the implementation of the international tax reform introducing an additional worldwide minimum tax and is continuing its work on estimating this additional tax.